Long-term bank loans - Pre - Existing Loan Facilities Part II	12 Months Ended
Dec. 31, 2024
Long-term Bank Loans - Pre - Existing Loan Facilities Part Ii
Long-term bank loans - Pre - Existing Loan Facilities Part II

8.       Long-term bank loans – (continued):

Pre - existing Loan Facilities – (continued)

(v) CTBC $50,000 Facility:

On November 23, 2023, the Company entered into a loan agreement with CTBC Bank Co., Ltd (“CTBC”) for a loan amount of up to $50,000 (the “CTBC $50,000 Facility”). The facility amount was drawn on November 29, 2023 and was used to refinance the then outstanding loan facilities of the vessels Star Karlie and Star Ariadne. The CTBC $50,000 Facility was drawn in two tranches of $24,000 and $26,000, respectively. Each tranche is repayable in 20 equal consecutive quarterly installments of $540 and $585, respectively and balloon payments of $13,200 and $14,300, respectively, due in November 2028, along with the last installments. The loan is secured by first priority mortgages on the vessels Star Karlie and Star Ariadne.

(vi) NBG $151,085 Facility:

On November 28, 2023, the Company entered into a loan agreement with the National Bank of Greece (“NBG”) for a loan amount of up to $151,085 (the “NBG $151,085 Facility”). The facility amount was drawn on November 29, 2023 and was used to refinance the outstanding amount under the then existing loan facility with NBG and the remaining amount was used to partially finance the Second Oaktree Share Repurchase (Note 9). During 2024, the Company made six prepayments of a total amount of $40,954 in connection with the sale of the vessels Big Bang, Big Fish, Pantagruel, Star Iris, Star Triumph and Star Diva (Note 5). Following the aforementioned prepayments, the first of the remaining quarterly installments is $4,243, the next eight installments are $5,758 each and the balloon payment is $45,360, due in November 2026, along with the last installment. The loan is secured by first priority mortgages on the vessels Star Nasia, Star Danai, Star Renee, Star Markella, Star Laura, Star Moira, Star Mariella, Star Helena, Star Maria, Star Angelina, Star Gwyneth, Star Omicron, Kymopolia, Pendulum, Star Emily and Strange Attractor.

(vii) Citi $100,000 Facility:

On July 5, 2022, the Company entered into a loan agreement with Citibank N.A., London Branch (“Citibank”) (the “Citi $100,000 Facility”) for a loan of up to $100,000 in two tranches. The first tranche of $48,341 was drawn on July 18, 2022 and used to replenish the funds used in June 2022 for the extinguishment of the then outstanding amounts under the lease agreements for the vessels Star Sirius, Laura, Idee Fixe, Kaley and Roberta. The second tranche of $51,659 was drawn on August 29, 2022 in order to refinance the aggregate outstanding amount under the then existing lease agreements of the vessels Star Apus, Star Cleo, Star Columba, Star Dorado, Star Hydrus, Star Pegasus and Star Pyxis. The first tranche is repayable in 20 equal quarterly principal payments of $1,257 and a balloon payment of $23,204 payable with the last installment due in July 2027. In June 2023, an amount of $6,256 was prepaid in connection with the sale of the Star Columba. In 2024, the total amount of $16,577 was prepaid in connection with the sale of the vessels Star Dorado, Star Pyxis and Star Hydrus (Note 5). Following the aforementioned prepayments, the principal payment and the balloon payment of the second tranche was amended to $634 and $11,713, respectively. As of December 31, 2024, following the sale of the vessels Star Columba, Star Dorado, Star Pyxis and Star Hydrus, the Citi $100,000 Facility is secured by the 8 aforementioned vessels.

(viii) SEB $42,000 Facility:

On August 3, 2022, the Company entered into a loan agreement with SEB (the “SEB $42,000 Facility”) for a loan of up to $42,000 in three tranches, which were drawn on the same date. The first two tranches of $12,800 and $13,500 were used to refinance the then aggregate outstanding loan amount of the vessels Mercurial Virgo and Amami and the third tranche of $15,700 was used to refinance the then outstanding loan amount of the vessel Star Calypso. Each tranche is repayable in 20 equal quarterly principal payments ranging from $354 to $434 and a balloon payment ranging from $5,730 to $7,028, payable together with the last installment due in August 2027. The SEB $42,000 Facility is secured by the three aforementioned vessels.

8.       Long-term bank loans – (continued):

Pre - existing Loan Facilities – (continued)

(ix) CTBC $25,000 Facility:

On November 22, 2022, the Company entered into a loan agreement with CTBC (the “CTBC $25,000 Facility”), for an amount of up to $25,000. The amount of $25,000 was drawn on November 30, 2022 and used to refinance the outstanding amount under the then existing lease agreement of the vessel Star Libra. The facility is repayable in 20 quarterly principal payments of $563 and a balloon payment of $13,750 payable simultaneously with the last quarterly installment, which is due in November 2027. The CTBC $25,000 Facility is secured by the vessel Star Libra.

(x) NTT $24,000 Facility:

On December 8, 2022, the Company entered into a loan agreement with a wholly owned subsidiary of NTT Finance Corporation (the “NTT $24,000 Facility”) for an amount of $24,000. The amount was drawn on December 16, 2022 and used to refinance the then outstanding loan amount of the vessel Star Virgo. The facility is repayable in 20 quarterly principal payments of $600 and a balloon payment of $12,000, which is due in December 2027. The NTT $24,000 Facility is secured by the vessel Star Virgo.

(xi) ABN AMRO $24,000 Facility:

On December 19, 2022, the Company entered into a loan agreement with ABN AMRO (the “ABN AMRO $24,000 Facility”) for an amount of $24,000. The amount was drawn on December 22, 2022 and used to refinance the then outstanding loan amount of the vessel Star Sienna. The facility is repayable in 20 quarterly principal payments of $500 and a balloon payment of $14,000 which is due in December 2027. The ABN AMRO $24,000 Facility is secured by the vessel Star Sienna.

(xii) Standard Chartered $47,000 Facility:

On December 29, 2022, the Company entered into a loan agreement with Standard Chartered Bank (the “Standard Chartered $47,000 Facility”) for an amount of $47,000. The facility was available in two tranches of $22,829 and $24,171 which were drawn in January 2023 and used to replenish the funds used in 2022 for the extinguishment of the outstanding loan amounts of the vessels Star Marisa and Star Laetitia. Each tranche is repayable in 20 equal consecutive, quarterly principal payments of $476 and $465, respectively and a balloon payment of $13,317 and $14,875, respectively, payable simultaneously with the last installments, which are due in December 2027. The Standard Chartered $47,000 Facility is secured by the two aforementioned vessels.

(xiii) SEB $39,000 Facility:

On January 22, 2021, the Company entered into a loan agreement with SEB (the “SEB $39,000 Facility”) for the financing of an amount of $39,000. The amount was drawn on January 25, 2021 and used to finance the cash consideration for the vessels Star Bueno, Star Borneo and Star Marilena. The facility is repayable in 20 equal quarterly principal payments of $1,950 with the last installment due in January 2026. The SEB $39,000 Facility is secured by a first priority mortgage on the aforementioned vessels.

8.       Long-term bank loans – (continued):

Pre - existing Loan Facilities – (continued)

(xiv) DNB $107,500 Facility:

On September 28, 2021, the Company entered into an agreement with DNB for a term loan with one drawing in an amount of up to $107,500 (the “DNB $107,500 Facility”). On September 29, 2021, the maximum amount was drawn and used to refinance the aggregate outstanding amount of the financed vessels under the then existing facilities. The facility is repayable in 20 equal quarterly principal payments of $3,707 and a balloon payment of $33,362 payable together with the last installment due in September 2026. During the year 2023 the following amounts were prepaid i) $26,207 in aggregate in connection with the sale of the vessels Star Borealis and Star Polaris (Note 5) and ii) $8,023 in connection with the sale of the vessel Star Glory (Note 5). Following the aforementioned prepayments, the remaining twelve quarterly installments were amended to $2,185 and the balloon payment amended to $19,669. As of December 31, 2024, the DNB $107,500 Facility is secured by first priority mortgages on the vessels Star Luna, Star Astrid, Star Genesis, Star Electra and Star Monica.

(xv) ABN AMRO $97,150 Facility:

On October 27, 2021, the Company entered into an agreement with ABN AMRO, for a loan facility of up to $97,150 (the “ABN AMRO $97,150 Facility”). The amount of $97,150 was drawn on October 29, 2021 and was used to refinance the outstanding amount under the then existing loan facility. The ABN AMRO $97,150 Facility was available in two tranches, one of $68,950 which is repayable in 20 equal quarterly principal payments of $2,250 and a balloon payment of $23,950 payable together with the last installment due in October 2026 and one of $28,200 which is repayable in 12 equal quarterly principal payments of $2,350, maturing in October 2024. In April 2024, the Company prepaid an amount of $4,888 in relation with the first tranche in connection with the sale of the vessel Star Paola (Note 5). Following the aforementioned prepayment, the quarterly installments and the balloon payment of the first tranche were amended to $2,024 and $21,546, respectively. In October 2024, the second tranche of the ABN AMRO $97,150 Facility, secured by six vessels (Star Pauline, Star Angie, Star Sophia, Star Georgia, Star Nina and Star Kamila), matured and the relevant tranche was repaid in full. Consequently, the relevant ship mortgages on these six vessels were removed, and the vessels are now free of encumbrances. As of December 31, 2024, the ABN AMRO $97,150 Facility is secured by the vessels Star Eva, Star Aphrodite, Star Lydia and Star Nicole.